First Trust Dorsey Wright Momentum and Low Volatility ETF Average Annual Total Returns		12 Months Ended	18 Months Ended	60 Months Ended	88 Months Ended	94 Months Ended	95 Months Ended	117 Months Ended	120 Months Ended	142 Months Ended		144 Months Ended	161 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dorsey Wright Momentum Plus Low Volatility(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.04%		9.08%	9.83%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.35%	14.42%	14.34%	14.42%	13.59%	15.12%	14.82%	13.59%	13.58%	13.67%	14.65%
First Trust Dorsey Wright Momentum and Low Volatility ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.34%		8.39%	9.12%
Performance Inception Date	Sep. 05, 2018
First Trust Dorsey Wright Momentum and Low Volatility ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.98%		7.97%	8.65%
First Trust Dorsey Wright Momentum and Low Volatility ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.57%		6.40%	7.09%